Tax liabilities	12 Months Ended
Dec. 31, 2023
Tax liabilities
Tax liabilities

17.      Tax liabilities

	2023	2022
Social security	2,498	2,710
Severance indemnity fund (FGTS)	1,096	1,006
Federal VAT (PIS/COFINS)	1,672	4,276
Withholding income taxes (IRF/CSRF)	7,656	5,723
Service taxes (ISSQN)	1,254	1,337
Other	4,670	1,994
Total	18,846	17,046